MACKENZIE
Realty Capital

MacKenzie Realty Capital Quarterly Update

As of December 31, 2015

Facts at a Glance

NAV[1]	$10.06
Offering Price	$10.00
# of Assets in Portfolio	43
Quarterly Dividend[2]	17.5¢
Special Dividend[3]	7.5¢

Sector Diversification[4]



Retail
Multi-Family
Hotel
Office
Land
Other
Cash

Asset Type Diversification

Publicly Traded Company—29.34%

Non-Traded Company—23.19%

LP Interest—26.54%

Investment Trust—0.76%

Note—2.30%

Cash—17.87%

[1]Our NAV as of 12/31/15, was $10.06 per Share, compared to $10.19 per Share as of 9/30/15, a $0.13 per Share decrease, approximately 1.28%.

[2]The Company's regular quarterly dividend at the annual rate of 7% based upon the sale price of $10.00 per share. Dividends since 3/31/14 have been paid at the rate of 7%, not including additional special dividends paid. The Company's regular and special dividends are funded entirely from operations, and do not represent a return of capital, borrowing, fee waivers, or any other sources.

[3]Paid on 1/25/16

[4]Other includes Sabra Healthcare REIT (healthcare sector) and Redwood Mortgage Investors VIII (mortgage pool). Both securities are less than 1% of portfolio.

Top 10 Holdings (% of Portfolio)

InvenTrust Properties	7.80%	A non-traded REIT that owns retail, student housing, office, and industrial properties
Satellite Investment Holdings	7.51%	A private LLC investment with a 15% preferred return that owns interest in office buildings
TIER REIT	7.44%	A publicly traded REIT focused on commercial office real estate throughout the U.S.
KBS REIT	5.89%	A non-traded REIT with office and industrial properties as well as real estate-related loans
Landmark Apartment Trust	5.60%	A non-traded REIT specializing in ownership, acquisition, management, and disposition of multifamily apartment communities
Britannia Preferred Members	5.12%	A private LLC that made an equity investment in an office complex with a 30% preferred return
Bluerock Residential Growth REIT	3.86%	A publicly traded REIT invested in institutional-quality apartment properties in U.S. growth markets
VEREIT	3.43%	A publicly traded REIT that owns and actively manages a diversified portfolio of retail, restaurant, office, and industrial real estate assets
New York REIT	2.83%	A publicly traded REIT focused on acquiring and operating commercial real estate in New York City
VWC Savannah	2.82%	A private LLC that owns an apartment building in the Sacramento, CA area

A Comparison of Top 3 Non-Traded REITS (% of Portfolio)

Security & Percentage of Portfolio	Average Cost[1]	GAAP Fair Value[2]	Published NAV[3]	Discount to Published NAV[4]
InvenTrust Properties - 7.80%	$2.48	$2.75	$4.00	38%
KBS REIT - 5.89%	$1.57	$3.19	$4.52	65%
Landmark Apartment Trust - 5.60%	$4.29	$6.23	$8.17	47%

[1]Cost basis divided by number of shares

[2]Weighted average trading price from Direct Investments Spectrum Sep-Oct 2015 Publication

[3]Net asset value published by the issuer

[4]Average cost divided by published NAV

MacKenzie Realty Capital Quarterly Update *As of 12.31.15*

Public Offering Price: $10.00

Annual Dividend Rate: 8.60%[1]

Cumulative Dividends Paid per Share since 1.7.14: $1.51[2]

Cumulative Total Return Since January 7, 2014[4] - Compounded Quarterly	
Without Sales Charge	22%
With Sales Charge	6%

Shareholder Returns Without Sales Charges—Compounded Quarterly[3]	
YTD	14.44%[4]
1-Year	14.44%[4]
Annualized Total Returns	
3-Year	n/a
5-Year	n/a
Since January 7, 2014	12.76%[4, 5]

[1] Calculation is based on share offering price of $10 per share, which excludes sales charges of 13%. The rate is calculated by dividing the dividends paid for the quarters ending 12.31.14, 3.31.15, 6.30.15, and 9.30.15 by the public offering price as of December 31, 2015. Dividends are not guaranteed and may be suspended, modified, or terminated at the discretion of the board of directors. Future dividends may include a return of principal or borrowed funds which may lower overall returns to the investor and may not be sustainable.

[2] Assumes investor does not participate in Dividend Reinvestment Plan.

[3] Shareholder returns (without sales charge) does not include selling commissions, dealer manager fees, and portfolio structuring fee which could total up to 13%of the public offering price. Had such selling commissions and dealer manager fees been included, the performance shown would be lower. Dividends are paid quarterly, so monthly and quarterly compounding are the same. Past performance does not guarantee future results. The calculations are based upon (i) participation in the dividend reinvestment plan, (ii) the sale of the entire investment in the Share Repurchase Program at $9 at the end of the applicable period, which is not guaranteed, and (iii) the receipt of dividends for the entire period. The two calculations above differ in the inclusion and exclusion of the front-end load of sales commission, dealer manager fees, and portfolio structuring fee. MacKenzie Realty Capital is a long-term investment. Investing for short time periods make losses more likely. Share prices and returns will vary and investors may lose money. Current and future performance may be lower or higher than the performance shown.

[4] Assumes investor participates in Dividend Reinvestment Plan at $9.00 per share, which excludes sales charges of 13% because none is incurred.

[5] January 7, 2014 was the date of first capital that was raised.

This newsletter contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853) and Annual Report on Form 10-K for the fiscal year ended June 30, 2015, in particular, the "Risk Factors" sections. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors

The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholder transaction expenses of 13% in addition to annual management fees. The Fund has elected to be taxed as a REIT, but if it fails to meet the requirements, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges, and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from the Fund by calling 800-854-8357, or by writing to the Fund at 1640 School Street, Moraga, CA 94556 or by visiting our website at www.mackenzierealty.com.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense..

Securities offered through Arete Wealth Management, LLC, Member FINRA & SIPC. Arete Wealth Management, LLC and MacKenzie Capital Management, LP are not affiliated companies.